UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21328

SMA Relationship Trust
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-1295
(Address of principal executive offices)		(Zip code)

Tammie Lee, Esq. UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098
Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.  Schedule of Investments

SMA Relationship Trust - Series G

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2016

Common stocks
Aerospace & defense	0.60%
Airlines	1.33
Auto components	2.40
Automobiles	3.26
Banks	11.70
Biotechnology	3.19
Capital markets	2.53
Chemicals	3.20
Construction & engineering	0.93
Diversified financial services	2.63
Diversified telecommunication services	2.36
Electric utilities	0.85
Electrical equipment	1.41
Electronic equipment, instruments & components	1.31
Equity real estate investment trusts (REITs)	1.39
Food & staples retailing	3.99
Food products	2.57
Health care providers & services	2.19
Hotels, restaurants & leisure	1.94
Household durables	2.52
Industrial conglomerates	1.63
Insurance	4.36
Internet software & services	0.30
IT services	0.84
Life sciences tools & services	0.96
Machinery	2.17
Marine	0.84
Media	1.89
Metals & mining	4.88
Oil, gas & consumable fuels	7.96
Personal products	2.27
Pharmaceuticals	2.75
Real estate management & development	1.11
Semiconductors & semiconductor equipment	3.03
Software	1.24
Specialty retail	1.48
Technology hardware, storage & peripherals	0.47
Tobacco	1.93
Trading companies & distributors	1.67
Wireless telecommunication services	4.23
Total common stocks	98.31%
Exchange traded funds	1.00
Short-term investment	0.25
Total investments	99.56%
Cash and other assets, less liabilities	0.44
Net assets	100.00%

1 Figures represent the direct investments of SMA Relationship Trust—Series G Fund. Figures may be different if a breakdown of the underlying investment companies and exchange traded funds was included.

SMA Relationship Trust - Series G

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks: 98.31%
Australia: 3.98%
Rio Tinto Ltd.	46,435	$1,834,169
Wesfarmers Ltd.	73,134	2,468,414
Westfield Corp. REIT	308,630	2,298,323
Total Australia common stocks		6,600,906

Austria: 1.32%
Erste Group Bank AG*	74,139	2,195,784

Bermuda: 1.63%
Jardine Matheson Holdings Ltd.	44,500	2,697,145

Brazil: 0.27%
Cielo SA	44,036	440,204

Canada: 5.01%
Husky Energy, Inc.*	151,446	1,855,054
Suncor Energy, Inc.	109,953	3,052,318
Toronto-Dominion Bank (The)	76,452	3,393,852
Total Canada common stocks		8,301,224

Cayman Islands: 1.40%
Alibaba Group Holding Ltd. ADR*	4,750	502,502
Sands China Ltd.	419,200	1,818,638
Total Cayman Islands common stocks		2,321,140

China: 0.54%
China Merchants Bank Co. Ltd., H Shares	199,500	502,582
China Pacific Insurance Group Co. Ltd., H Shares	106,200	392,274
Total China common stocks		894,856

Denmark: 2.01%
AP Moeller - Maersk A/S, Class B	949	1,391,735
Danske Bank A/S	66,530	1,941,324
Total Denmark common stocks		3,333,059

Finland: 1.65%
Sampo OYJ, Class A	61,427	2,732,559

France: 4.90%
Danone SA	29,043	2,154,911
Renault SA	25,265	2,075,819
Schneider Electric SE	33,637	2,345,007
Vinci SA	20,184	1,544,532
Total France common stocks		8,120,269

Germany: 9.11%
Deutsche Telekom AG	123,258	2,065,851
Fresenius SE & Co. KGaA	45,515	3,630,690
Infineon Technologies AG	74,936	1,336,768
KION Group AG	39,626	2,564,889
MTU Aero Engines AG	9,767	988,007
SAP SE	22,537	2,048,647
thyssenkrupp AG	103,370	2,464,081
Total Germany common stocks		15,098,933

Hong Kong: 3.73%
AIA Group Ltd.	616,200	4,095,342
China Mobile Ltd.	56,300	681,212
Power Assets Holdings Ltd.	144,500	1,408,411
Total Hong Kong common stocks		6,184,965

India: 0.16%
HDFC Bank Ltd. ADR	3,700	265,993

Indonesia: 0.39%
Astra International Tbk. PT	437,400	276,496
Bank Rakyat Indonesia Persero Tbk. PT	392,600	367,000
Total Indonesia common stocks		643,496

SMA Relationship Trust - Series G

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks—(Continued)
Ireland: 2.29%
ICON plc*	20,500	$1,586,085
Ryanair Holdings plc ADR	29,390	2,205,132
Total Ireland common stocks		3,791,217

Italy: 2.67%
Autogrill SpA	164,073	1,389,708
Banca Mediolanum SpA	215,909	1,430,994
Intesa Sanpaolo SpA	722,724	1,602,636
Total Italy common stocks		4,423,338

Japan: 21.18%
ABC-Mart, Inc.	36,300	2,455,678
Alps Electric Co. Ltd.	91,600	2,167,941
Inpex Corp.	183,200	1,642,576
KDDI Corp.	143,000	4,392,732
Matsui Securities Co. Ltd.	227,200	1,841,708
Mitsui Fudosan Co. Ltd.	87,000	1,832,143
ORIX Corp.	200,400	2,919,886
Shin-Etsu Chemical Co. Ltd.	39,300	2,713,659
Sony Corp.	128,500	4,172,876
Sumitomo Electric Industries Ltd.	132,700	1,852,997
THK Co. Ltd.	52,600	1,022,900
Tokyo Electron Ltd.	33,100	2,897,576
Toyota Industries Corp.	46,500	2,132,291
Toyota Motor Corp.	53,400	3,043,229
Total Japan common stocks		35,088,192

Jersey: 1.93%
Shire plc	49,403	3,200,404

Netherlands: 5.19%
Koninklijke Ahold Delhaize NV*	98,129	2,236,632
Koninklijke DSM NV	38,397	2,594,897
Unilever NV CVA	81,700	3,769,769
Total Netherlands common stocks		8,601,298

Norway: 1.11%
Telenor ASA	107,290	1,839,924

Russia: 0.55%
Magnit PJSC GDR[1]	8,942	372,792
Sberbank of Russia PJSC ADR	57,437	541,057
Total Russia common stocks		913,849

South Africa: 0.46%
Naspers Ltd., Class N	4,384	758,824

South Korea: 0.64%
Samsung Electronics Co. Ltd.	538	780,609
WONIK IPS Co. Ltd.*	12,123	280,689
Total South Korea common stocks		1,061,298

Spain: 3.26%
Banco Bilbao Vizcaya Argentaria SA	235,015	1,420,870
Banco Santander SA	360,495	1,598,385
Mediaset Espana Comunicacion SA	200,832	2,380,129
Total Spain common stocks		5,399,384

Switzerland: 3.67%
Actelion Ltd.*	8,803	1,524,101
Roche Holding AG	18,366	4,556,054
Total Switzerland common stocks		6,080,155

Taiwan: 0.31%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,700	510,853

Thailand: 0.11%
Kasikornbank PCL	32,700	176,948

SMA Relationship Trust - Series G

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks—(Concluded)
United Kingdom: 18.50%
Anglo American plc*	207,703	$2,604,917
Ashtead Group plc	168,377	2,773,854
Associated British Foods plc	62,270	2,098,493
BP plc	564,220	3,290,912
British American Tobacco plc	49,974	3,193,348
HSBC Holdings plc	422,957	3,172,524
Lloyds Banking Group plc	3,121,127	2,206,792
London Stock Exchange Group plc	64,915	2,355,908
Rio Tinto plc	35,227	1,175,503
Royal Dutch Shell plc, Class A	134,793	3,343,987
Tesco plc*	650,232	1,541,899
Vodafone Group plc	674,414	1,938,409
Worldpay Group plc[1,2]	250,068	960,060
Total United Kingdom common stocks		30,656,606

United States: 0.34%
China Biologic Products, Inc.*	4,498	559,911
Total common stocks (cost $163,635,822)		162,892,734

Exchange traded funds: 1.00%
iShares MSCI Canada ETF	3,600	92,484
iShares MSCI EAFE ETF	26,270	1,553,345
Total United States exchange traded funds		1,645,829
Total exchange traded funds (cost $1,589,085)		1,645,829

Short-term investment: 0.25%
Investment company: 0.25%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $418,852)	418,852	418,852
Total investments: 99.56% (cost $165,643,759)		164,957,415
Cash and other assets, less liabilities: 0.44%		730,358
Net assets: 100.00%		$165,687,773

SMA Relationship Trust - Series G

Portfolio of investments – September 30, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$9,414,331
Gross unrealized depreciation	(10,100,675)
Net unrealized depreciation of investments	$(686,344)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CIBC	GBP	5,125,000	USD	6,776,695	12/20/16	$123,000
JPMCB	CHF	3,030,000	USD	3,119,537	12/20/16	(14,456)
JPMCB	HKD	35,565,000	USD	4,587,102	12/20/16	(1,799)
JPMCB	NOK	8,930,000	USD	1,080,448	12/20/16	(36,799)
JPMCB	USD	912,640	AUD	1,225,000	12/20/16	23,248
JPMCB	USD	4,763,247	CAD	6,270,000	12/20/16	18,640
JPMCB	USD	1,195,602	ILS	4,515,000	12/20/16	11,734
JPMCB	USD	497,676	JPY	50,900,000	12/20/16	6,041
JPMCB	USD	5,903,556	MXN	114,121,031	12/20/16	(69,068)
JPMCB	USD	825,001	MXN	16,170,000	12/20/16	1,698
JPMCB	USD	4,500,078	SEK	38,100,000	12/20/16	(40,991)
JPMCB	USD	1,848,365	SGD	2,525,000	12/20/16	3,799
JPMCB	ZAR	7,170,000	USD	490,934	12/20/16	(23,631)
MSC	KRW	872,000,000	USD	774,423	12/20/16	(16,990)
MSC	USD	1,687,737	COP	5,132,407,500	12/20/16	68,578
MSC	USD	816,573	INR	55,380,000	12/20/16	4,245
SSB	CNY	12,865,000	USD	1,904,515	12/20/16	(18,559)
SSB	TWD	13,100,000	USD	414,951	12/20/16	(3,885)
Net unrealized appreciation on forward foreign currency contracts						$34,805

SMA Relationship Trust - Series G

Portfolio of investments – September 30, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.  In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$162,892,734	$—	$—	$162,892,734
Exchange traded funds	1,645,829	—	—	1,645,829
Short-term investment	—	418,852	—	418,852
Forward foreign currency contracts	—	260,983	—	260,983
Total	$164,538,563	$679,835	$—	$165,218,398

Liabilities
Forward foreign currency contracts	$—	$(226,178)	$—	$(226,178)

At September 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SMA Relationship Trust - Series M

Summary of municipal securities by state (unaudited)

As a percentage of net assets as of September 30, 2016

Long-term municipal bonds
California	14.29%
District of Columbia	0.71
Florida	10.67
Hawaii	0.98
Illinois	9.21
Louisiana	2.66
Massachusetts	7.87
Minnesota	1.25
Missouri	0.76
Nebraska	1.54
New Jersey	7.22
New York	19.68
North Carolina	0.59
Ohio	0.92
Pennsylvania	2.36
Rhode Island	0.80
South Carolina	2.15
Tennessee	4.32
Texas	8.74
Washington	1.41
Wisconsin	2.13
Total long-term municipal bonds	100.26%
Short-term investment	0.03
Total investments	100.29%
Liabilities, in excess of cash and other assets	(0.29)
Net assets	100.00%

SMA Relationship Trust - Series M

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds: 100.26%
California—14.29%
Antelope Valley-East Kern Water Agency, COP,
0.810%, due 06/01/37[1]	$2,800,000	$2,800,000
California Health Facilities Financing Authority Revenue Bonds,
Series C,
0.850%, due 10/01/42[1]	900,000	900,000
California State Public Works Board Revenue Bonds,
Series A,
5.000%, due 09/01/28	4,000,000	4,913,120
5.000%, due 09/01/32	3,625,000	4,400,025
Series F,
5.000%, due 05/01/26	1,000,000	1,260,180
5.000%, due 09/01/26	2,660,000	3,268,368
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/29	1,400,000	1,687,098
5.000%, due 06/01/32	2,200,000	2,681,778
5.000%, due 06/01/33	1,200,000	1,456,464
Irvine Unified School District, Community Facilities District No. 09-1, Special Tax,
Series B,
0.840%, due 09/01/51[1]	6,940,000	6,940,000
State of California, Various Purpose, GO Bonds,
5.000%, due 09/01/18	1,875,000	2,023,819
5.000%, due 09/01/28	4,000,000	4,928,640
		37,259,492
District of Columbia—0.71%
District of Columbia Income Tax Revenue Bonds,
Series A,
5.000%, due 12/01/22	1,510,000	1,846,005

Florida—10.67%
Florida State Board of Education, Public Education, GO Bonds,
Series C,
5.000%, due 06/01/22	1,000,000	1,208,790
Miami-Dade County, Water & Sewer Revenue Bonds,
5.000%, due 10/01/24	2,000,000	2,523,000
School Board of Volusia County, Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	3,000,000	3,589,560
School District of St. Lucie County, Sales Tax Revenue Bonds,
AGC,
5.000%, due 10/01/26	2,500,000	3,107,550

SMA Relationship Trust - Series M

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Florida—(Concluded)
The School Board of Broward County, COP,
Series A,
5.000%, due 07/01/28	$2,250,000	$2,808,067
Series B,
5.000%, due 07/01/30	2,000,000	2,421,420
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	4,000,000	4,768,320
Series B,
5.000%, due 05/01/26	1,900,000	2,334,188
Series D,
5.000%, due 02/01/23	3,195,000	3,830,294
The School Board of Orange County, COP,
Series D,
5.000%, due 08/01/22	1,025,000	1,235,392
		27,826,581
Hawaii—0.98%
State of Hawaii, GO Bonds,
Series FG,
5.000%, due 10/01/28	2,000,000	2,557,380

Illinois—9.21%
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.000%, due 01/01/24	1,510,000	1,857,889
City of Chicago O’Hare International Airport Third Lien Revenue Bonds,
Series A,
5.625%, due 01/01/35	3,425,000	3,965,020
Series B,
5.000%, due 01/01/23	2,250,000	2,722,770
County of Cook, GO Bonds,
Series A,
5.000%, due 11/15/20	2,500,000	2,814,500
Illinois Finance Authority, Sherman Health Systems Revenue Bonds,
Series A,
5.500%, due 08/01/17[2]	2,550,000	2,647,996
Illinois State Toll Highway Authority, Revenue Bonds,
Series A,
5.000%, due 12/01/21	1,220,000	1,444,053
5.000%, due 12/01/32	2,175,000	2,641,646
State of Illinois, GO Bonds,
5.000%, due 08/01/18	4,500,000	4,751,100
State of Illinois, Sales Tax Revenue Bonds,
5.750%, due 06/15/20	1,000,000	1,160,320
		24,005,294
Louisiana—2.66%
City of New Orleans, GO Bonds,
ACG-ICC, FGIC,
5.500%, due 12/01/21	3,010,000	3,442,326

SMA Relationship Trust - Series M

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
Louisiana—(Concluded)
State of Louisiana, GO Bonds,
Series B,
5.000%, due 08/01/25	$2,770,000	$3,487,209
		6,929,535
Massachusetts—7.87%
Massachusetts School Building Authority Senior Dedicated Sales Tax Refunding Revenue Bonds,
Series B,
5.000%, due 08/15/30	2,000,000	2,419,780
Massachusetts Water Resources Authority Revenue Bonds,
Series C,
5.000%, due 08/01/35	1,105,000	1,375,073
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series A,
5.000%, due 07/01/30	2,260,000	2,846,560
5.000%, due 03/01/35	1,815,000	2,177,601
Series B,
5.000%, due 08/01/17	3,695,000	3,824,325
Series C,
5.000%, due 07/01/24	1,395,000	1,686,653
Series E,
5.000%, due 09/01/30	4,555,000	5,491,007
University of Massachusetts Building Authority Revenue Bonds,
Series 1,
0.750%, due 11/01/34[1]	700,000	700,000
		20,520,999
Minnesota—1.25%
State of Minnesota, GO Bonds,
Series B,
5.000%, due 08/01/22	2,675,000	3,261,307

Missouri—0.76%
St. Charles County, Public Water District No. 2, COP,
Series A,
0.840%, due 12/01/36[1]	1,975,000	1,975,000

Nebraska—1.54%
Public Power Generation Agency, Whelan Energy Center Unit-2 Revenue Bonds,
Series A,
5.000%, due 01/01/24	3,315,000	4,015,592

New Jersey—7.22%
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds,
Series NN,
5.000%, due 03/01/23	1,035,000	1,186,276
Series XX,
5.000%, due 06/15/22	4,000,000	4,545,760
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/30	3,500,000	4,278,610

SMA Relationship Trust - Series M

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
New Jersey—(Concluded)
State of New Jersey, GO Bonds,
5.000%, due 06/01/18	$2,500,000	$2,649,650
5.000%, due 06/01/21	3,300,000	3,802,788
Series L, AMBAC,
5.250%, due 07/15/19	1,415,000	1,563,547
Series Q,
5.000%, due 08/15/19	725,000	798,181
		18,824,812
New York—19.68%
City of New York, GO Bonds,
Series E,
5.000%, due 08/01/26	4,000,000	5,204,960
New York City Environmental Facilities Corp., Clean Water & Drinking Water Revenue Bonds,
Series A,
5.000%, due 06/15/27	2,300,000	3,003,823
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2012 Revenue Bonds,
Series DD,
5.000%, due 06/15/36	3,000,000	3,635,100
Series EE,
5.000%, due 06/15/36	2,760,000	3,344,292
New York City Transitional Finance Authority Revenue Bonds,
Series E,
5.000%, due 02/01/29	4,000,000	4,750,640
Series E-1,
4.000%, due 02/01/18	3,590,000	3,740,385
5.000%, due 02/01/32	2,380,000	2,939,586
Series I,
5.000%, due 05/01/23[2]	5,000	6,213
Series S-1,
5.000%, due 07/15/31	1,050,000	1,278,795
New York State Dormitory Authority, New York University Revenue Bonds,
Series A,
5.250%, due 07/01/18[2]	1,130,000	1,216,920
New York State Dormitory Authority, State Personal Taxable General Purpose, Special Tax,
Series A,
5.000%, due 02/15/29	4,000,000	4,838,280
New York State Urban Development Corp., Special Tax,
5.000%, due 03/15/32	3,000,000	3,592,950
Series A,
5.000%, due 03/15/34	3,000,000	3,669,540
Series A-1,
5.000%, due 03/15/27	6,495,000	7,969,949
Syracuse Industrial Development Agency Revenue Bonds,
Series A-1,
0.860%, due 07/01/37[1]	2,130,000	2,130,000
		51,321,433

SMA Relationship Trust - Series M

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Continued)
North Carolina—0.59%
State of North Carolina, Public Improvement, GO Bonds,
Series A,
5.000%, due 05/01/20[2]	$1,355,000	$1,548,372

Ohio—0.92%
State of Ohio, Infrastructure Improvement Project, GO Bonds,
Series B,
5.000%, due 09/01/34	2,000,000	2,387,660

Pennsylvania—2.36%
City of Philadelphia, GO Bonds,
Series A,
5.000%, due 08/01/24	2,180,000	2,666,859
Commonwealth of Pennsylvania, GO Bonds,
5.000%, due 11/15/17	1,115,000	1,165,075
5.000%, due 06/01/18	2,190,000	2,332,744
		6,164,678
Rhode Island—0.80%
Tobacco Settlement Fing Corp., Asset-Backed Revenue Bonds,
Series A,
4.000%, due 06/01/18	2,000,000	2,092,940

South Carolina—2.15%
Piedmont Municipal Power Agency Revenue Bonds,
Series A-4,
5.000%, due 01/01/20	5,000,000	5,612,800

Tennessee—4.32%
Shelby County, Health, Educational and Housing Facilities Board, Methodist Healthcare Revenue Bonds,
Series A,
5.250%, due 03/01/18[2]	2,000,000	2,122,040
State of Tennessee, GO Bonds,
Series A,
5.000%, due 08/01/19	1,490,000	1,662,303
Series B,
5.000%, due 08/01/23	3,295,000	4,120,727
5.000%, due 08/01/27	2,565,000	3,360,971
		11,266,041
Texas—8.74%
Fort Worth Independent School District, GO Bonds,
5.000%, due 02/15/18[2]	2,225,000	2,350,534
PSF-GTD,
5.000%, due 02/15/27	3,000,000	3,837,360
Harris County Cultural Education Facilities Finance Corp., Children’s Hospital Revenue Bonds,
Series 1,
5.000%, due 10/01/24	2,500,000	3,118,025

SMA Relationship Trust - Series M

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Long-term municipal bonds—(Concluded)
Texas—(Concluded)
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital System Revenue Bonds,
Series C-1,
0.870%, due 12/01/24[1]	$600,000	$600,000
Series C-2,
0.870%, due 12/01/27[1]	700,000	700,000
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Revenue Bonds,
0.820%, due 11/01/51[1]	1,300,000	1,300,000
San Antonio Electric & Gas Revenue Bonds,
5.000%, due 02/01/22	3,000,000	3,589,470
Tarrant County Cultural Educational Methodist Hospitals of Dallas Revenue Bonds,
5.000%, due 10/01/21	2,370,000	2,797,169
Texas Public Finance Authority, GO Bonds,
5.000%, due 10/01/25	3,500,000	4,512,690
		22,805,248
Washington—1.41%
State of Washington, GO Bonds,
Series 7A,
5.000%, due 08/01/27	1,515,000	1,944,700
Washington State Health Care Facilities Authority Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,721,139
		3,665,839
Wisconsin—2.13%
Shawano School District, GO Bonds,
AGC,
4.250%, due 03/01/18[2]	1,400,000	1,467,634
State of Wisconsin, GO Bonds,
Series A,
5.000%, due 05/01/34	3,350,000	4,091,891
		5,559,525
Total long-term municipal bonds (cost $251,330,013)		261,446,533

	Shares
Short-term investment: 0.03%
Investment company: 0.03%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $74,479)	74,479	74,479
Total investments: 100.29% (cost $251,404,492)		261,521,012
Liabilities, in excess of cash and other assets—(0.29%)		(752,539)
Net assets—100.00%		$260,768,473

SMA Relationship Trust - Series M

Portfolio of investments – September 30, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$10,301,848
Gross unrealized depreciation	(185,328)
Net unrealized appreciation of investments	$10,116,520

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Long-term municipal bonds	$—	$261,446,533	$—	$261,446,533
Short-term investment	—	74,479	—	74,479
Total	$—	$261,521,012	$—	$261,521,012

At September 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
2	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

SMA Relationship Trust - Series S

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2016

Common stocks
Aerospace & defense	1.36%
Auto components	1.51
Banks	9.10
Biotechnology	1.70
Building products	2.97
Capital markets	4.08
Chemicals	1.29
Commercial services & supplies	6.12
Construction & engineering	1.32
Electric utilities	1.48
Electrical equipment	1.27
Electronic equipment, instruments & components	1.01
Energy equipment & services	1.83
Equity real estate investment trusts (REITs)	9.20
Food & staples retailing	1.41
Food products	1.26
Health care equipment & supplies	7.42
Health care providers & services	2.02
Hotels, restaurants & leisure	3.34
Household durables	0.95
Household products	2.28
Internet software & services	2.78
Leisure products	1.11
Life sciences tools & services	3.71
Machinery	4.96
Media	1.56
Multi-utilities	0.94
Personal products	0.89
Pharmaceuticals	0.93
Semiconductors & semiconductor equipment	4.23
Software	10.10
Specialty retail	1.95
Trading companies & distributors	1.45
Total common stocks	97.53%
Short-term investment	2.89
Total investments	100.42%
Liabilities, in excess of cash and other assets	(0.42)
Net assets	100.00%

SMA Relationship Trust - Series S

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks: 97.53%
Aerospace & defense: 1.36%
Esterline Technologies Corp.*	11,064	$841,307

Auto components: 1.51%
Tenneco, Inc.*	15,996	932,087

Banks: 9.10%
Access National Corp.	21,560	515,284
Banner Corp.	18,129	792,962
Brookline Bancorp, Inc.	54,205	660,759
Columbia Banking System, Inc.	23,330	763,357
Hope Bancorp, Inc.	59,445	1,032,560
Pacific Continental Corp.	27,941	469,968
Park Sterling Corp.	72,430	588,132
Univest Corp. of Pennsylvania	34,661	809,681
		5,632,703
Biotechnology: 1.70%
Aptevo Therapeutics, Inc.*	11,525	29,504
Emergent BioSolutions, Inc.*	23,050	726,767
Halozyme Therapeutics, Inc.*	24,226	292,650
		1,048,921
Building products: 2.97%
American Woodmark Corp.*	9,479	763,723
Simpson Manufacturing Co., Inc.	24,469	1,075,413
		1,839,136
Capital markets: 4.08%
Evercore Partners, Inc., Class A	10,035	516,903
Golub Capital BDC, Inc.	39,395	731,565
Moelis & Co., Class A	22,688	610,081
PennantPark Floating Rate Capital Ltd.	50,323	665,773
		2,524,322
Chemicals: 1.29%
HB Fuller Co.	17,118	795,473

Commercial services & supplies: 6.12%
ABM Industries, Inc.	27,183	1,079,165
Copart, Inc.*	14,302	766,015
Deluxe Corp.	9,993	667,733
UniFirst Corp.	9,677	1,276,009
		3,788,922
Construction & engineering: 1.32%
EMCOR Group, Inc.	13,695	816,496

Electric utilities: 1.48%
Portland General Electric Co.	21,541	917,431

Electrical equipment: 1.27%
Regal Beloit Corp.	13,205	785,565

Electronic equipment, instruments & components: 1.01%
AVX Corp.	45,444	626,673

Energy equipment & services: 1.83%
Patterson-UTI Energy, Inc.	50,504	1,129,774

Equity real estate investment trusts (REITs): 9.20%
American Assets Trust, Inc.	27,635	1,198,806
EPR Properties	16,239	1,278,659
Hudson Pacific Properties, Inc.	22,611	743,224
Retail Opportunity Investments Corp.	56,505	1,240,850
Urban Edge Properties	43,724	1,230,393
		5,691,932
Food & staples retailing: 1.41%
United Natural Foods, Inc.*	21,738	870,390

SMA Relationship Trust - Series S

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks—(continued)
Food products: 1.26%
Amira Nature Foods Ltd.*	93,597	$776,855

Health care equipment & supplies: 7.42%
Cooper Cos., Inc. (The)	6,241	1,118,762
Derma Sciences, Inc.*	158,331	739,406
Globus Medical, Inc., Class A*	21,183	478,100
Integer Holdings Corp.*	24,055	521,753
Integra LifeSciences Holdings Corp.*	6,901	569,677
Merit Medical Systems, Inc.*	47,848	1,162,228
		4,589,926
Health care providers & services: 2.02%
Owens & Minor, Inc.	18,128	629,585
Patterson Cos., Inc.	13,558	622,855
		1,252,440
Hotels, restaurants & leisure: 3.34%
Del Frisco’s Restaurant Group, Inc.*	43,166	581,446
Fiesta Restaurant Group, Inc.*	22,902	549,648
Vail Resorts, Inc.	5,962	935,319
		2,066,413
Household durables: 0.95%
Tupperware Brands Corp.	9,010	588,984

Household products: 2.28%
Central Garden & Pet Co., Class A*	41,676	1,033,565
Orchids Paper Products Co.	13,820	376,318
		1,409,883
Internet software & services: 2.78%
Five9, Inc.*	54,261	850,812
LogMeIn, Inc.	9,627	870,185
		1,720,997
Leisure products: 1.11%
Malibu Boats, Inc.*	46,117	687,143

Life sciences tools & services: 3.71%
Bio-Rad Laboratories, Inc., Class A*	7,654	1,253,802
PAREXEL International Corp.*	15,011	1,042,514
		2,296,316
Machinery: 4.96%
CIRCOR International, Inc.	17,471	1,040,573
CLARCOR, Inc.	10,313	670,345
Luxfer Holdings plc ADR	45,253	524,482
Timken Co. (The)	23,701	832,853
		3,068,253
Media: 1.56%
Cinemark Holdings, Inc.	25,208	964,962

Multi-utilities: 0.94%
Unitil Corp.	14,969	584,689

Personal products: 0.89%
Inter Parfums, Inc.	16,970	547,622

Pharmaceuticals: 0.93%
Nektar Therapeutics*	18,279	314,033
Omeros Corp.*	23,335	260,419
		574,452
Semiconductors & semiconductor equipment: 4.23%
Integrated Device Technology, Inc.*	32,740	756,294
MKS Instruments, Inc.	15,952	793,293
NVE Corp.	6,125	361,007

SMA Relationship Trust - Series S

Portfolio of investments – September 30, 2016 (unaudited)

	Shares	Value
Common stocks—(Concluded)
Semiconductors & semiconductor equipment—(Concluded)
ON Semiconductor Corp.*	57,184	$704,507
		2,615,101
Software: 10.10%
Barracuda Networks, Inc.*	22,577	575,262
Cadence Design Systems, Inc.*	30,764	785,405
Interactive Intelligence Group, Inc.*	13,192	793,367
Monotype Imaging Holdings, Inc.	29,991	663,101
NICE Ltd. ADR	11,670	781,190
SS&C Technologies Holdings, Inc.	24,739	795,359
Synchronoss Technologies, Inc.*	21,709	893,977
Verint Systems, Inc.*	14,521	546,425
Workiva, Inc.*	22,958	416,228
		6,250,314
Specialty retail: 1.95%
Build-A-Bear Workshop, Inc.*	55,309	573,001
Lithia Motors, Inc., Class A	6,623	632,629
		1,205,630
Trading companies & distributors: 1.45%
Watsco, Inc.	6,375	898,237
Total common stocks (cost $53,072,640)		60,339,349

Short-term investment: 2.89%
Investment company: 2.89%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $1,787,126)	1,787,126	1,787,126
Total investments: 100.42% (cost $54,859,766)		62,126,475
Liabilities, in excess of cash and other assets: (0.42)%		(262,522)
Net assets: 100.00%		$61,863,953

SMA Relationship Trust - Series S

Portfolio of investments – September 30, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,719,436
Gross unrealized depreciation	(1,452,727)
Net unrealized appreciation of investments	$7,266,709

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.  In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$60,339,349	$—	$—	$60,339,349
Short-term investment	—	1,787,126	—	1,787,126
Total	$60,339,349	$1,787,126	$—	$62,126,475

At September 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

* Non-income producing security.

SMA Relationship Trust - Series T

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2016

Bonds
Corporate bonds
Air freight & logistics	0.03%
Automobiles	0.43
Banks	5.68
Beverages	0.55
Biotechnology	0.70
Building products	0.54
Capital markets	1.68
Chemicals	1.02
Commercial services & supplies	0.35
Communications equipment	0.23
Consumer finance	1.23
Containers & packaging	0.36
Diversified financial services	0.58
Diversified telecommunication services	2.78
Electric utilities	2.05
Electrical equipment	0.16
Electronic equipment, instruments & components	0.28
Equity real estate investment trusts (REITs)	0.60
Food & staples retailing	0.34
Food products	0.20
Health care equipment & supplies	0.49
Health care providers & services	0.20
Hotels, restaurants & leisure	0.16
Household durables	0.42
Household products	0.20
Independent power and renewable electricity producers	0.42
Industrial conglomerates	0.59
Insurance	1.23
Internet & direct marketing retail	0.48
IT services	0.16
Machinery	0.31
Media	2.12
Metals & mining	0.53
Multiline retail	0.21
Multi-utilities	0.81
Oil, gas & consumable fuels	3.87
Paper & forest products	0.06
Pharmaceuticals	1.14
Real estate management & development	0.25
Road & rail	0.87
Semiconductors & semiconductor equipment	0.19
Software	0.71
Specialty retail	0.31
Technology hardware, storage & peripherals	0.72
Thrifts & mortgage finance	0.39
Tobacco	0.52
Trading companies & distributors	0.60
Wireless telecommunication services	0.47
Total corporate bonds	38.22%
Asset-backed securities	7.49
Collateralized mortgage obligations	2.39
Commercial mortgage-backed securities	5.66
Non-U.S. government obligations	3.64
Mortgage-backed securities	34.99
Municipal bonds	1.71
U.S. government agency obligation	0.34
U.S. treasury obligations	10.83
Total bonds	105.27%
Short-term investment	25.25
Options purchased	0.06
Total investments	130.58%
Liabilities, in excess of cash and other assets	(30.58)
Net assets	100.00%

SMA Relationship Trust - Series T

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds: 105.27%
Corporate bonds: 38.22%
Australia: 0.31%
Australia & New Zealand Banking Group Ltd.,
2.700%, due 11/16/20	$130,000	$134,619
BHP Billiton Finance USA Ltd.,
3.850%, due 09/30/23	75,000	82,146
Rio Tinto Finance USA Ltd.,
3.750%, due 06/15/25	95,000	102,263
Total Australia corporate bonds		319,028

Brazil: 0.33%
Caixa Economica Federal,
2.375%, due 11/06/17[1]	335,000	331,275

Canada: 0.88%
Anadarko Finance Co.,
Series B,
7.500%, due 05/01/31	145,000	179,641
NOVA Chemicals Corp.,
5.250%, due 08/01/23[1]	410,000	419,225
Petro-Canada,
6.050%, due 05/15/18	150,000	160,273
Rogers Communications, Inc.,
5.000%, due 03/15/44	110,000	128,035
Total Canada corporate bonds		887,174

Cayman Islands: 0.40%
Seagate HDD Cayman,
5.750%, due 12/01/34	190,000	158,175
Vale Overseas Ltd.,
4.375%, due 01/11/22	145,000	142,521
XLIT Ltd.,
6.375%, due 11/15/24	90,000	107,295
Total Cayman Islands corporate bonds		407,991

Curacao: 0.38%
Teva Pharmaceutical Finance Co. BV,
2.400%, due 11/10/16	240,000	240,294
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	133,000	141,426
Total Curacao corporate bonds		381,720

France: 0.22%
Total Capital International SA,
3.750%, due 04/10/24	200,000	220,655

Germany: 0.46%
Unitymedia Hessen GmbH & Co. KG,
5.500%, due 01/15/23[1]	450,000	465,750

SMA Relationship Trust - Series T

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
Ireland: 0.36%
GE Capital International Funding Co. Unlimited Co.,
3.373%, due 11/15/25	$225,000	$243,603
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, due 09/23/21	120,000	120,333
Total Ireland corporate bonds		363,936

Luxembourg: 0.44%
Actavis Funding SCS,
3.800%, due 03/15/25	220,000	232,965
INEOS Group Holdings SA,
5.875%, due 02/15/19[1]	210,000	214,200
Total Luxembourg corporate bonds		447,165

Mexico: 0.71%
America Movil SAB de CV,
3.125%, due 07/16/22	330,000	338,646
Petroleos Mexicanos,
4.875%, due 01/24/22	370,000	376,475
Total Mexico corporate bonds		715,121

Netherlands: 0.63%
LYB International Finance BV,
4.875%, due 03/15/44	220,000	238,560
Shell International Finance BV,
2.250%, due 11/10/20	130,000	132,422
4.000%, due 05/10/46	90,000	92,318
Teva Pharmaceutical Finance Netherlands III BV,
3.150%, due 10/01/26	170,000	171,321
Total Netherlands corporate bonds		634,621

Norway: 0.59%
Eksportfinans ASA,
5.500%, due 06/26/17	580,000	594,477

Singapore: 0.28%
Flex Ltd.,
5.000%, due 02/15/23	260,000	282,996

Spain: 0.30%
Telefonica Emisiones SAU,
3.192%, due 04/27/18	300,000	307,070

United Kingdom: 1.58%
Aon plc,
3.500%, due 06/14/24	140,000	145,932
3.875%, due 12/15/25	120,000	128,210

SMA Relationship Trust - Series T

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United Kingdom—(Concluded)
BP Capital Markets plc,
1.676%, due 05/03/19	$120,000	$120,461
3.062%, due 03/17/22	210,000	219,975
3.506%, due 03/17/25	90,000	95,452
HSBC Holdings plc,
2.950%, due 05/25/21	330,000	334,731
6.500%, due 09/15/37	110,000	141,174
Lloyds Banking Group plc,
4.582%, due 12/10/25[1]	200,000	205,001
Virgin Media Finance plc,
6.375%, due 04/15/23[1]	200,000	210,000
Total United Kingdom corporate bonds		1,600,936

United States: 29.85%
21st Century Fox America, Inc.,
4.950%, due 10/15/45	100,000	113,645
AbbVie, Inc.,
2.500%, due 05/14/20	240,000	244,998
3.200%, due 05/14/26	100,000	101,299
ADT Corp. (The),
3.500%, due 07/15/22	370,000	356,125
Alabama Power Co.,
6.000%, due 03/01/39	60,000	79,353
Ally Financial, Inc.,
6.250%, due 12/01/17	192,000	199,680
Altria Group, Inc.,
5.375%, due 01/31/44	140,000	177,271
Anadarko Petroleum Corp.,
4.850%, due 03/15/21	180,000	193,914
Anheuser-Busch InBev Finance, Inc.,
4.700%, due 02/01/36	300,000	345,259
4.900%, due 02/01/46	110,000	131,928
Apache Corp.,
4.750%, due 04/15/43	50,000	51,414
Apple, Inc.,
3.850%, due 05/04/43	170,000	174,186
AT&T, Inc.,
2.800%, due 02/17/21	150,000	154,352
3.800%, due 03/15/22	270,000	289,218
4.350%, due 06/15/45	90,000	88,693
6.000%, due 08/15/40	185,000	222,102
AvalonBay Communities, Inc., REIT
3.450%, due 06/01/25	150,000	156,340
Bank of America Corp.,
Series L,
2.650%, due 04/01/19	200,000	204,280
4.200%, due 08/26/24	320,000	338,381
6.110%, due 01/29/37	300,000	366,156
Barrick North America Finance LLC,
4.400%, due 05/30/21	60,000	65,729
BB&T Corp.,
2.625%, due 06/29/20	400,000	413,054

SMA Relationship Trust - Series T

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Berkshire Hathaway Energy Co.,
5.150%, due 11/15/43	$120,000	$144,978
Biogen, Inc.,
4.050%, due 09/15/25	130,000	141,618
Boston Properties LP, REIT
3.800%, due 02/01/24	340,000	363,644
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	360,000	448,783
Capital One Financial Corp.,
4.200%, due 10/29/25	190,000	198,341
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17	149,000	158,312
CF Industries, Inc.,
3.450%, due 06/01/23	160,000	160,117
Charter Communications Operating LLC,
3.579%, due 07/23/20[1]	350,000	365,840
Cisco Systems, Inc.,
5.900%, due 02/15/39	170,000	228,220
CIT Group, Inc.,
5.500%, due 02/15/19[1]	280,000	296,100
Citigroup, Inc.,
1.632%, due 07/30/18[2]	250,000	251,023
5.500%, due 09/13/25	625,000	713,171
CNA Financial Corp.,
4.500%, due 03/01/26	100,000	108,354
Comcast Corp.,
6.950%, due 08/15/37	165,000	241,028
ConocoPhillips Co.,
4.200%, due 03/15/21	120,000	129,778
5.950%, due 03/15/46	80,000	101,406
Consolidated Edison Co. of New York, Inc.,
5.850%, due 03/15/36	95,000	122,826
CVS Health Corp.,
5.125%, due 07/20/45	52,000	63,400
Devon Energy Corp.,
5.000%, due 06/15/45	80,000	78,007
Diamond 1 Finance Corp.,
4.420%, due 06/15/21[1]	150,000	156,779
DISH DBS Corp.,
7.875%, due 09/01/19	240,000	268,800
Dollar General Corp.,
3.250%, due 04/15/23	210,000	216,874
Dominion Resources, Inc.,
2.962%, due 07/01/19[3]	80,000	82,107
DR Horton, Inc.,
4.000%, due 02/15/20	190,000	200,212
DTE Electric Co.,
3.700%, due 03/15/45	125,000	132,495
Duke Energy Indiana LLC,
6.350%, due 08/15/38	70,000	98,091

SMA Relationship Trust - Series T

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Duke Energy Progress LLC,
3.000%, due 09/15/21	$560,000	$592,497
Eaton Corp.,
2.750%, due 11/02/22	160,000	165,362
Edison International,
2.950%, due 03/15/23	140,000	144,620
Energy Transfer Partners LP,
7.500%, due 07/01/38	60,000	68,920
9.000%, due 04/15/19	310,000	353,951
Enterprise Products Operating LLC,
2.850%, due 04/15/21	100,000	102,971
ERAC USA Finance LLC,
2.800%, due 11/01/18[1]	270,000	276,118
ERP Operating LP, REIT
4.750%, due 07/15/20	75,000	82,294
Exelon Corp.,
3.400%, due 04/15/26	80,000	83,063
Exelon Generation Co. LLC,
2.950%, due 01/15/20	410,000	422,546
Exxon Mobil Corp.,
4.114%, due 03/01/46	60,000	66,791
FedEx Corp.,
3.875%, due 08/01/42	30,000	30,369
Florida Power & Light Co.,
5.950%, due 02/01/38	120,000	165,152
Ford Motor Co.,
7.450%, due 07/16/31	175,000	231,647
Ford Motor Credit Co. LLC,
8.125%, due 01/15/20	185,000	218,496
Frontier Communications Corp.,
8.500%, due 04/15/20	250,000	270,312
General Electric Co.,
4.650%, due 10/17/21	175,000	199,395
Series A,
6.750%, due 03/15/32	285,000	401,181
General Motors Co.,
6.600%, due 04/01/36	170,000	204,905
General Motors Financial Co., Inc.,
3.100%, due 01/15/19	170,000	173,276
3.700%, due 11/24/20	170,000	176,918
Georgia-Pacific LLC,
8.000%, due 01/15/24	45,000	59,688
Gilead Sciences, Inc.,
4.750%, due 03/01/46	200,000	223,280
Goldman Sachs Group, Inc. (The),
2.875%, due 02/25/21	310,000	317,970
5.150%, due 05/22/45	100,000	109,312
5.750%, due 01/24/22	250,000	290,215

SMA Relationship Trust - Series T

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Hartford Financial Services Group, Inc. (The),
5.950%, due 10/15/36	$250,000	$298,864
Home Depot, Inc. (The),
2.125%, due 09/15/26	80,000	78,693
3.350%, due 09/15/25	110,000	119,292
Illinois Tool Works, Inc.,
3.500%, due 03/01/24	140,000	153,056
Indiana Michigan Power Co.,
Series K,
4.550%, due 03/15/46	90,000	101,557
International Business Machines Corp.,
2.250%, due 02/19/21	160,000	164,659
International Lease Finance Corp.,
5.875%, due 08/15/22	340,000	376,975
7.125%, due 09/01/18[1]	210,000	229,162
International Paper Co.,
3.800%, due 01/15/26	130,000	138,216
John Deere Capital Corp.,
2.450%, due 09/11/20	120,000	123,626
JPMorgan Chase & Co.,
3.875%, due 09/10/24	440,000	463,467
4.625%, due 05/10/21	290,000	321,177
Kimberly-Clark Corp.,
3.200%, due 07/30/46	100,000	98,607
3.625%, due 08/01/20	95,000	102,896
Kinder Morgan Energy Partners LP,
5.000%, due 10/01/21	260,000	283,714
6.500%, due 09/01/39	105,000	113,265
Kinder Morgan, Inc.,
5.550%, due 06/01/45	70,000	71,971
Kraft Heinz Foods Co.,
5.200%, due 07/15/45	170,000	201,538
Kroger Co. (The),
3.850%, due 08/01/23	260,000	281,929
Lennar Corp.,
4.750%, due 05/30/25	220,000	224,400
Level 3 Financing, Inc.,
5.375%, due 08/15/22	220,000	229,900
Lowe’s Cos., Inc.,
4.650%, due 04/15/42	100,000	116,110
Masco Corp.,
3.500%, due 04/01/21	110,000	113,850
4.450%, due 04/01/25	170,000	180,625
McDonald’s Corp.,
2.100%, due 12/07/18	100,000	101,523
4.875%, due 12/09/45	50,000	58,175
Medtronic, Inc.,
4.375%, due 03/15/35	234,000	265,697
MetLife, Inc.,
4.125%, due 08/13/42	70,000	69,830

SMA Relationship Trust - Series T

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Continued)
Microsoft Corp.,
2.375%, due 02/12/22	$180,000	$185,273
4.450%, due 11/03/45	170,000	193,735
Morgan Stanley,
4.350%, due 09/08/26	325,000	347,163
4.875%, due 11/01/22	160,000	176,489
Series J,
5.550%, due 07/15/20[2,4]	240,000	245,100
5.625%, due 09/23/19	195,000	215,939
National Rural Utilities Cooperative Finance Corp.,
2.300%, due 11/01/20	120,000	122,795
Navient Corp.,
8.000%, due 03/25/20	10,000	10,725
NBCUniversal Media LLC,
4.375%, due 04/01/21	90,000	100,149
NCR Corp.,
5.000%, due 07/15/22	230,000	235,175
Netflix, Inc.,
5.500%, due 02/15/22	230,000	247,537
Northern States Power Co.,
3.600%, due 05/15/46	80,000	83,966
Oncor Electric Delivery Co. LLC,
3.750%, due 04/01/45[1]	80,000	83,801
Oracle Corp.,
2.500%, due 05/15/22	170,000	174,517
5.375%, due 07/15/40	130,000	160,153
Pacific Gas & Electric Co.,
2.950%, due 03/01/26	90,000	93,798
5.800%, due 03/01/37	85,000	112,035
PacifiCorp,
6.000%, due 01/15/39	120,000	163,797
PepsiCo, Inc.,
4.875%, due 11/01/40	65,000	79,227
Pfizer, Inc.,
7.200%, due 03/15/39	160,000	245,590
Philip Morris International, Inc.,
2.900%, due 11/15/21	180,000	188,929
Principal Financial Group, Inc.,
8.875%, due 05/15/19	330,000	388,796
Quicken Loans, Inc.,
5.750%, due 05/01/25[1]	400,000	397,000
QVC, Inc.,
4.450%, due 02/15/25	240,000	237,686
Realogy Group LLC,
5.250%, due 12/01/21[1]	245,000	257,785
Reynolds American, Inc.,
5.700%, due 08/15/35	130,000	160,978
Reynolds Group Issuer, Inc.,
5.750%, due 10/15/20	220,000	226,875

SMA Relationship Trust - Series T

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Continued)
United States—(Concluded)
Sempra Energy,
4.050%, due 12/01/23	$220,000	$241,185
9.800%, due 02/15/19	195,000	230,837
Sprint Capital Corp.,
6.900%, due 05/01/19	280,000	289,800
Sprint Corp.,
7.250%, due 09/15/21	10,000	10,050
SunTrust Bank,
7.250%, due 03/15/18	185,000	199,439
SunTrust Banks, Inc.,
2.900%, due 03/03/21	215,000	223,747
Synchrony Financial,
4.500%, due 07/23/25	140,000	148,027
TCI Communications, Inc.,
7.875%, due 02/15/26	104,000	147,885
Texas Instruments, Inc.,
1.650%, due 08/03/19	70,000	70,850
1.850%, due 05/15/22	120,000	120,390
Time Warner Entertainment Co. LP,
8.375%, due 03/15/23	125,000	162,424
Time Warner, Inc.,
2.950%, due 07/15/26	200,000	202,509
Union Pacific Corp.,
4.050%, due 11/15/45	140,000	153,737
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	170,000	197,812
USG Corp.,
5.875%, due 11/01/21[1]	100,000	104,625
6.300%, due 11/15/16	150,000	150,860
Valero Energy Corp.,
6.625%, due 06/15/37	160,000	187,820
Verizon Communications, Inc.,
2.606%, due 09/14/18[2]	170,000	174,465
4.522%, due 09/15/48	304,000	322,284
Virginia Electric & Power Co.,
3.450%, due 09/01/22	130,000	140,080
Walt Disney Co. (The),
2.150%, due 09/17/20	100,000	103,043
4.125%, due 06/01/44	110,000	124,436
Wells Fargo & Co.,
5.375%, due 11/02/43	190,000	221,096
Williams Partners LP,
4.300%, due 03/04/24	230,000	235,321
Windstream Services LLC,
7.750%, due 10/15/20	250,000	255,000
Zimmer Biomet Holdings, Inc.,
4.450%, due 08/15/45	220,000	225,864
Total United States corporate bonds		30,230,303

SMA Relationship Trust - Series T

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Corporate bonds—(Concluded)
Virgin Islands, British: 0.50%
Sinopec Group Overseas Development 2013 Ltd.,
2.500%, due 10/17/18[1]	$500,000	$507,696
Total corporate bonds (cost $37,325,763)		38,697,914

Asset-backed securities: 7.49%
United States: 7.49%
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class D,
2.540%, due 06/08/20	400,000	405,176
Series 2016-3, Class D,
2.710%, due 09/08/22	475,000	477,693
Capital Auto Receivables Asset Trust,
Series 2016-3, Class A2A,
1.360%, due 04/22/19	225,000	225,074
Series 2016-3, Class D,
2.650%, due 01/20/24	250,000	250,638
Series 2013-4, Class C,
2.670%, due 02/20/19	850,000	859,084
Series 2016-2, Class D,
3.160%, due 11/20/23	375,000	381,231
Series 2016-1, Class D,
4.030%, due 08/21/23	775,000	806,548
Drive Auto Receivables Trust,
Series 2016-BA, Class A2,
1.380%, due 08/15/18[1]	272,082	272,192
Series 2015-BA, Class C,
2.760%, due 07/15/21[1]	350,000	352,912
Series 2016-BA, Class C,
3.190%, due 07/15/22[1]	225,000	229,002
Series 2015-BA, Class D,
3.840%, due 07/15/21[1]	725,000	735,186
Series 2015-CA, Class D,
4.200%, due 09/15/21[1]	550,000	562,401
Series 2015-DA, Class D,
4.590%, due 01/17/23[1]	450,000	465,771
Ford Credit Auto Owner Trust,
Series 2014-A, Class C,
1.900%, due 09/15/19	525,000	526,932
GM Financial Automobile Leasing Trust,
Series 2016-3, Class A2A,
1.350%, due 02/20/19	300,000	300,450

SMA Relationship Trust - Series T

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Asset-backed securities—(Concluded)
United States—(Concluded)
M&T Bank Auto Receivables Trust,
Series 2013-1A, Class C,
2.160%, due 03/15/19[1]	$500,000	$501,631
Santander Drive Auto Receivables Trust,
Series 2015-4, Class A2A,
1.200%, due 12/17/18	72,452	72,479
Series 2016-2, Class D,
3.390%, due 04/15/22	150,000	154,991
Total asset-backed securities (cost $7,477,191)		7,579,391

Collateralized mortgage obligations: 2.39%
United States: 2.39%
FREMF Mortgage Trust,
Series 2015-K48, Class B, 3.761%, due 08/25/48[1,2]	350,000	345,116
Series 2015-K49, Class B, 3.848%, due 10/25/48[1,2]	280,000	277,252
Series 2015-K50, Class B, 3.908%, due 10/25/48[1,2]	920,000	914,956
Series 2015-K45, Class B, 3.714%, due 04/25/48[1,2]	450,000	445,434
Series 2016-K55, Class B, 4.294%, due 04/25/49[1,2]	425,000	433,454
Total collateralized mortgage obligations (cost $2,394,700)		2,416,212

Commercial mortgage-backed securities: 5.66%
United States: 5.66%
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA, 3.524%, due 12/15/27[1,2]	233,893	231,399
CG-CCRE Commercial Mortgage Trust,
Series 2014-FL1, Class C, 2.274%, due 03/15/17[1,2]	425,000	421,372
Citigroup Commercial Mortgage Trust,
Series 2016-P5, Class B, 3.698%, due 10/10/49	700,000	720,951
Commercial Mortgage Pass Through Certificates,
Series 2013-GAM, Class B, 3.531%, due 02/10/28[1,2]	650,000	663,994
FDIC Guaranteed Notes Trust,
Series 2010-C1, Class A, 2.980%, due 12/06/20[1]	272,187	275,298

SMA Relationship Trust - Series T

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Commercial mortgage-backed securities—(Concluded)
United States—(Concluded)
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class CFX, 3.495%, due 12/15/34[1,2]	$525,000	$534,607
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D, 4.424%, due 07/15/31[1,2]	625,000	606,667
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP3, Class B, 3.397%, due 08/15/49[2]	200,000	205,541
Series 2014-CBM, Class D, 3.024%, due 10/15/29[1,2]	725,000	707,586
Series 2014-FL5, Class D, 4.024%, due 07/15/31[1,2]	650,000	630,548
Starwood Retail Property Trust,
Series 2014-STAR, Class C, 3.024%, due 11/15/27[1,2]	550,000	540,459
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D, 3.095%, due 11/15/29[1,2]	200,857	196,862
Total commercial mortgage-backed securities (cost $5,723,946)		5,735,284

Non-U.S. government obligations 3.64%
Brazil: 0.81%
Federative Republic of Brazil,
6.000%, due 04/07/26	735,000	815,850

Chile: 0.23%
Republic of Chile,
3.250%, due 09/14/21	220,000	236,500

Colombia: 0.17%
Republic of Colombia,
8.125%, due 05/21/24	130,000	171,925

Germany: 0.14%
KFW,
3.042%, due 04/18/36[5]	235,000	144,202

Indonesia: 0.13%
Republic of Indonesia,
5.875%, due 03/13/20[1]	120,000	134,017

Israel: 0.56%
Israel Government AID Bond,
5.500%, due 09/18/33	400,000	563,391

SMA Relationship Trust - Series T

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Non-U.S. government obligations—(Concluded)
Mexico: 0.60%
United Mexican States,
4.000%, due 10/02/23	$450,000	$481,275
6.750%, due 09/27/34	95,000	125,638
		606,913
Peru: 0.68%
Republic of Peru,
4.125%, due 08/25/27	105,000	119,962
7.350%, due 07/21/25	410,000	567,850
		687,812
Poland: 0.08%
Republic of Poland,
5.000%, due 03/23/22	75,000	85,500

Turkey: 0.24%
Republic of Turkey,
4.875%, due 10/09/26	235,000	240,288
Total Non-U.S. government obligations (cost $3,482,014)		3,686,398

Mortgage-backed securities: 34.99%
United States: 34.99%
FHLMC,
3.500%, TBA	3,775,000	3,982,773
4.000%, TBA	4,000,000	4,290,781
#A96140 4.000%, due 01/01/41	318,396	342,998
4.500%, TBA	725,000	793,875
#G04913 5.000%, due 03/01/38	86,989	96,778
#G02922 5.500%, due 04/01/37	84,101	96,010
#G06381 5.500%, due 08/01/40	579,491	657,055
#C56030 6.000%, due 03/01/31	2,254	2,572
#C55783 6.500%, due 01/01/29	56,032	64,199
#C00410 8.000%, due 07/01/25	24,108	27,365
#C37436 8.000%, due 01/01/30	11,390	14,241

SMA Relationship Trust - Series T

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Continued)
Mortgage-backed securities—(Concluded)
United States—(Concluded)
FNMA,
3.000%, TBA	$13,275,000	$13,801,852
3.500%, TBA	200,000	211,062
4.000%, TBA	3,300,000	3,544,277
#AB2331 4.000%, due 02/01/41	247,348	266,518
#AS5669 4.000%, due 08/01/45	305,874	334,481
4.500%, TBA	1,050,000	1,149,954
#889657 4.500%, due 09/01/37	283,286	312,647
#975213 5.000%, due 03/01/38	23,483	26,059
#890209 5.000%, due 05/01/40	10,878	12,095
#244450 5.500%, due 11/01/23	16,097	18,121
#555591 5.500%, due 07/01/33	205,328	233,405
#901999 6.000%, due 11/01/36	101,910	116,895
#990686 6.000%, due 09/01/38	6,271	7,182
GNMA,
3.000%, TBA	1,875,000	1,964,502
#MA3873 3.000%, due 08/20/46	972,615	1,020,395
3.500%, TBA	1,375,000	1,460,508
#779424 4.000%, due 06/20/42	82,029	89,585
#AA8267 4.000%, due 07/15/42	300,718	328,156
#002687 6.000%, due 12/20/28	11,853	13,671
#508540 6.000%, due 02/20/34	126,245	138,958
#486873 6.500%, due 01/15/29	5,221	6,156
#338523 8.000%, due 12/15/22	1,235	1,348
Total mortgage-backed securities (cost $35,144,870)		35,426,474

Municipal bonds: 1.71%
Los Angeles Unified School District, GO Bonds,
6.758%, due 07/01/34	250,000	362,940
Metropolitan Transportation Authority Revenue Bonds,
Series A, 6.668%, due 11/15/39	95,000	136,361
State of California, GO Bonds,
7.300%, due 10/01/39	280,000	426,762
7.550%, due 04/01/39	105,000	167,701

SMA Relationship Trust - Series T

Portfolio of investments – September 30, 2016 (unaudited)

	Face amount	Value
Bonds—(Concluded)
Municipal bonds—(Concluded)
State of Illinois, GO Bonds,
5.877%, due 03/01/19	$595,000	$642,897
Total municipal bonds (cost $1,455,890)		1,736,661

U.S. government agency obligation: 0.34%
United States: 0.34%
Tennessee Valley Authority,
2.875%, due 09/15/24 (cost $316,608)	320,000	346,330

U.S. treasury obligations: 10.83%
United States: 10.83%
U.S. Treasury Bonds,
2.500%, due 02/15/46	476,000	493,590
2.500%, due 05/15/46	1,125,000	1,168,154
U.S. Treasury Inflation Indexed Note (TIPS),
0.625%, due 01/15/26	540,000	575,953
U.S. Treasury Notes,
0.750%, due 07/15/19	775,000	772,397
1.375%, due 08/31/23	4,125,000	4,113,561
1.500%, due 08/15/26	2,875,000	2,849,059
1.625%, due 02/15/26	165,000	165,406
1.625%, due 05/15/26	830,000	831,621
Total U.S. treasury obligations (cost $10,939,511)		10,969,741
Total bonds (cost $104,260,493)		106,594,405

	Shares
Short-term investment: 25.25%
Investment company: 25.25%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $25,568,838)	25,568,838	25,568,838

	Face amount covered by contracts
Options purchased: 0.06%
Foreign exchange put options: 0.02%
Foreign Exchange Option, Buy USD/INR, strike @ INR 67.82, expires November 2016, counterparty: MLI	1,225,000	20,400

SMA Relationship Trust - Series T
Portfolio of investments – September 30, 2016 (unaudited)

	Notional Amount	Value
Swaptions: 0.04%[6]
Expiring 11/16/16. If exercised, the payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.HY Series 26 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB	$4,800,000	$16,008
Expiring 11/16/16. If exercised, the payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.HY Series 26 Index and the Fund receives quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB	2,300,000	7,671
Expiring 11/16/16. If exercised, the payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.IG Series 26 Index and the Fund receives quarterly fixed rate of 1.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB	12,000,000	11,780
		35,459
Total options purchased (cost $119,744)		55,859
Total investments: 130.58% (cost $129,949,075)		132,219,102
Liabilities, in excess of cash and other assets—(30.58%)		(30,964,736)
Net assets—100.00%		$101,254,366

SMA Relationship Trust - Series T
Portfolio of investments – September 30, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,557,718
Gross unrealized depreciation	(287,691)
Net unrealized appreciation of investments	$2,270,027

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	CAD	2,000,000	USD	1,514,783	10/24/16	$(9,911)
JPMCB	EUR	955,000	USD	1,074,854	10/24/16	1,034
JPMCB	GBP	1,425,000	USD	1,880,830	10/24/16	33,023
Net unrealized appreciation on forward foreign currency contracts						$24,146

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized depreciation
US Treasury futures buy contracts:
2 Year US Treasury Notes, 38 contracts (USD)	December 2016	$8,302,843	$8,301,813	$(1,030)
10 Year US Treasury Notes, 22 contracts (USD)	December 2016	2,888,533	2,884,750	(3,783)
US Treasury futures sell contracts:
US Ultra Bond, 2 contracts (USD)	December 2016	(363,747)	(367,750)	(4,003)
5 Year US Treasury Notes, 67 contracts (USD)	December 2016	(8,133,630)	(8,141,548)	(7,918)
Interest rate futures sell contracts:
Euro-Bobl, 3 contracts (EUR)	December 2016	(443,532)	(445,150)	(1,618)
Net unrealized depreciation on futures contracts				$(18,352)

Credit default swap agreements on credit indices-sell protection7

Counterparty	Referenced obligation	Notional amount		Termination date	Payments received by the Fund[8]	Upfront payments received	Value	Unrealized appreciation	Credit spread[9]
MSC	CMBX.NA.AA. Series 9 Index	USD	1,250,000	09/17/58	1.500%	$89,053	$(69,271)	$19,782	2.282%

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund[8]	Payments received by the Fund[8]	Value	Unrealized depreciation
USD	1,450,000	05/31/23	1.329%	3 month USD LIBOR	$(4,773)	$(4,773)

SMA Relationship Trust - Series T
Portfolio of investments – September 30, 2016 (unaudited)

Options written

	Expiration date	Premiums received	Value
Foreign exchange put options
Foreign Exchange Option, Sell USD/CAD, Notional Amount USD 2,200,000, strike @ CAD 1.33, counterparty: MLI	November 2016	$38,007	$(45,522)
Foreign Exchange Option, Sell USD/EUR, Notional Amount USD 2,500,000, strike @ EUR 0.87, counterparty: CITI	December 2016	25,278	(21,265)
Foreign Exchange Option, Sell USD/GBP, Notional Amount USD 2,500,000, strike @ GBP 0.76, counterparty: CITI	November 2016	40,800	(22,293)
Swaptions[6]
If option exercised, the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 26 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB, Notional Amount USD 2,300,000	October 2016	10,580	(24,982)
If option exercised, the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 26 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB, Notional Amount USD 4,800,000	December 2016	29,760	(14,451)
If option exercised, the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 26 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: MLI, Notional Amount USD 2,500,000	October 2016	10,500	(10,368)
If option exercised, the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.IG Series 26 Index and the Fund pays quarterly fixed rate of 1.000% per annum. Underlying credit default swap terminating 06/20/21. European style. Counterparty: JPMCB, Notional Amount USD 12,000,000	December 2016	18,000	(7,297)
Total options written		$172,925	$(146,178)

Options written activity for the period ended September 30, 2016 was as follows:

	Number of contracts	Premiums received
Call Options outstanding at December 31, 2015	200	$161,800
Call Options written	152	47,400
Call Options terminated in closing purchase transactions	(252)	(128,300)
Call Options expired prior to exercise	(100)	(80,900)
Call Options outstanding at September 30, 2016	—	$—

Premiums received
Swaptions & foreign exchange options outstanding at December 31, 2015	$186,476
Swaptions & foreign exchange options written	681,937
Swaptions & foreign exchange options terminated in closing purchase transactions	(695,488)
Swaptions & foreign exchange options expired prior to exercise	—
Swaptions & foreign exchange options outstanding at September 30, 2016	$172,925

SMA Relationship Trust - Series T
Portfolio of investments – September 30, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s investments.  In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$38,697,914	$—	$38,697,914
Asset-backed securities	—	7,579,391	—	7,579,391
Collateralized mortgage obligations	—	2,416,212	—	2,416,212
Commercial mortgage-backed securities	—	5,735,284	—	5,735,284
Non-U.S. government obligations	—	3,686,398	—	3,686,398
Mortgage-backed securities	—	35,426,474	—	35,426,474
Municipal bonds	—	1,736,661	—	1,736,661
U.S. government agency obligation	—	346,330	—	346,330
U.S. treasury obligations	—	10,969,741	—	10,969,741
Short-term investment	—	25,568,838	—	25,568,838
Options purchased	—	55,859	—	55,859
Forward foreign currency contracts	—	34,057	—	34,057
Total	$—	$132,253,159	$—	$132,253,159

Liabilities
Forward foreign currency contracts	$—	$(9,911)	$—	$(9,911)
Futures contracts	(18,352)	—	—	(18,352)
Swap agreements, at value	—	(74,044)	—	(74,044)
Options written	—	(146,178)	—	(146,178)
Total	$(18,352)	$(230,133)	$—	$(248,485)

At September 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	Variable or floating rate security. The interest rate shown is the current rate at the period end and changes periodically.
3	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
4	Perpetual investment. Date shown reflects the next call date.
5	Rate shown is the discount rate at the date of purchase unless otherwise noted.
6	Illiquid investment at the period end.
7

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

8	Payments made or received are based on the notional amount.
9

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

Portfolio acronyms
ACG-ICC	Agency Insured Custody Certificate
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificate of Participation
CVA	Dutch Certification - Depository Certificate
ETF	Exchange Traded Fund
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Association
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co.
SSB	State Street Bank

Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Valuation of investments: Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).  The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE.  The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.  Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.  In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM.  If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”).  Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Funds’ net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Funds’ investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investments. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available.  In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management.  The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when insufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value.  These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated June 30, 2016.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date:	November 29, 2016